Document and Entity Information	Apr. 22, 2022
Cover [Abstract]
Entity Registrant Name	Sylvamo Corp
Amendment Flag	false
Entity Central Index Key	0001856485
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40718
Entity Tax Identification Number	86-2596371
Entity Address, Address Line One	6400 Poplar Avenue
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38197
City Area Code	(901)
Local Phone Number	519-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	SLVM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false